UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-568-2126

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                   8/6/99
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             TITLE OF               VALUE    SHARES /  SH / PUT /   INVST                   VOTING AUTHORITY
      NAME OF ISSUER          CLASS       CUSIP    (X$1000)  PRN AMT   PRN  CALL  DISCRETN MANAGERS   SOLE       SHARED     NONE
      --------------          -----       -----    --------  -------   ---  ----  -----------------   ----       ------     ----
ADOBE SYSTEMS                  COMMON   00724F101   130,642   1,587,381  SH         DEFINED   01     1,133,611     38,650    415,120
AMGEN INC                      COMMON    31162100   173,260   2,831,095  SH         DEFINED   01     2,030,768     68,333    731,994
ATLANTIC RICHFIELD CO DE       COMMON    48825103   120,784   1,442,054  SH         DEFINED   01     1,041,415     34,580    366,059
BANC ONE CORP COM              COMMON    59438101     1,453      24,397  SH         DEFINED   01           880          0     23,517
CHASE MANHATTAN CORP NEW       COMMON   16161A108   180,381   2,088,140  SH         DEFINED   01     1,502,236     50,256    535,648
CHEVRON CORPORATION            COMMON   166751107    99,680   1,047,905  SH         DEFINED   01       760,069     25,275    262,561
COCA COLA ENTERPRISES          COMMON   191219104   159,739   5,364,840  SH         DEFINED   01     3,840,983    129,986  1,393,871
COMCAST SPL A                  COMMON   200300200    83,291   2,162,709  SH         DEFINED   01     1,576,904     52,410    533,395
COMPAQ COMPUTER CORP           COMMON   204493100     1,191      50,285  SH         DEFINED   01         2,700          0     47,585
COMPUTER SCIENCES CP           COMMON   205363104   228,960   3,309,689  SH         DEFINED   01     2,357,940     79,588    872,161
ENRON CORP                     COMMON   293561106   216,792   2,649,804  SH         DEFINED   01     1,897,043     63,545    689,216
EXXON CORP                     COMMON   302290101   149,314   1,935,103  SH         DEFINED   01     1,382,361     47,475    505,267
FANNIE MAE                     COMMON   313586109   220,046   3,224,255  SH         DEFINED   01     2,314,637     77,584    832,034
GANNETT COMPANY INC. DE        COMMON   364730101    81,365   1,139,462  SH         DEFINED   01       813,212     29,670    296,580
GENERAL DYNAMICS CORP          COMMON   369550108    88,511   1,285,350  SH         DEFINED   01       931,320     31,975    322,055
GENERAL MILLS INC              COMMON   370334104   168,688   2,097,356  SH         DEFINED   01     1,504,668     50,631    542,057
HARLEY DAVIDSON INC            COMMON   412822108   138,873   2,547,023  SH         DEFINED   01     1,818,085     61,438    667,500
HEWLETT PACKARD                COMMON   428236103   200,471   1,989,608  SH         DEFINED   01     1,428,689     47,820    513,099
INTEL CORPORATION              COMMON   458140100   152,431   2,556,696  SH         DEFINED   01     1,813,942     63,791    678,963
KIMBERLY CLARK CORP            COMMON   494368103    80,054   1,405,822  SH         DEFINED   01     1,013,667     34,290    357,865
MARSH & MCLENNAN COS INC       COMMON   571748102   191,317   2,525,963  SH         DEFINED   01     1,811,116     61,169    653,678
MBNA CORP COM                  COMMON   55262L100   116,900   3,818,167  SH         DEFINED   01     2,812,587     88,185    917,395
MCI WORLDCOM INC               COMMON   55268B106   224,984   2,609,788  SH         DEFINED   01     1,862,376     62,708    684,704
MERCK & CO                     COMMON   589331107   228,340   3,100,086  SH         DEFINED   01     2,206,182     74,666    819,238
MOBIL CORP                     COMMON   607059102     1,570      15,894  SH         DEFINED   01           500      4,100     11,294
PFIZER INC                     COMMON   717081103     1,482      41,700  SH         DEFINED   01           900          0     40,800
PITNEY BOWES INC               COMMON   724479100   209,302   3,251,508  SH         DEFINED   01     2,334,008     78,419    839,081
PNC BANK CORPORATION           COMMON   693475105   196,471   3,413,404  SH         DEFINED   01     2,454,848     77,360    881,196
PROCTER & GAMBLE COMPANY       COMMON   742718109    87,636     982,127  SH         DEFINED   01       717,186     22,740    242,201
SBC COMMUNICATIONS             COMMON   78387G103   110,379   1,905,688  SH         DEFINED   01     1,359,167     51,956    494,565
STAPLES INC                    COMMON   855030102    58,168   1,884,330  SH         DEFINED   01     1,350,375     44,370    489,585
SOUTHWEST AIRLINES             COMMON   844741108   264,881  11,973,907  SH         DEFINED   01     8,514,196    311,226  3,148,485
SUN MICROSYSTEMS INC           COMMON   866810104   226,157   3,277,305  SH         DEFINED   01     2,354,786     78,940    843,579
TIME WARNER INC                COMMON   887315109   196,569   2,703,101  SH         DEFINED   01     1,936,153     65,397    701,551
US WEST INC                    COMMON   91273H101   159,483   2,715,844  SH         DEFINED   01     1,956,558     65,386    693,900
UNITED ASSET MGMT CORP         COMMON   909420101     1,746      76,750  SH         DEFINED   01         6,600          0     70,150
VIACOM INC CLASS B NON-VOTING  COMMON   925524308   211,319   4,799,587  SH         DEFINED   01     3,429,095    116,459  1,254,033
WASHINGTON MUTUAL INC          COMMON   939322103   170,647   4,801,606  SH         DEFINED   01     3,460,003    117,100  1,224,503
WELLPOINT HEALTH NET INC NEW   COMMON   94973H108   133,619   1,575,081  SH         DEFINED   01     1,124,536     38,060    412,485

                          REPORT SUMMARY:         5,632,511  96,210,810                             68,856,302  2,345,538 25,008,970

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $5,632,511
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
01        Pending                       Affiliated Managers Group, Inc.